Intangible Assets	12 Months Ended
Dec. 31, 2024
Intangible assets and goodwill [abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS
As of December 31, 2024 and 2023, the composition of intangible assets is as follows:

			As of December 31, 2024
	Average remaining useful life	Net opening balance as of January 1, 2024	Gross balance	Accumulated amortisation	Net balance
		MCh$	MCh$	MCh$	MCh$
Software development	2	97,551	430,867	(342,198)	88,669
Total		97,551	430,867	(342,198)	88,669

			As of December 31, 2023
	Average remaining useful life	Net opening balance as of January 1, 2023	Gross balance	Accumulated amortisation	Net balance
		MCh$	MCh$	MCh$	MCh$
Software development	2	107,789	378,800	(281,249)	97,551
Total		107,789	378,800	(281,249)	97,551
The changes in the value of intangible assets during the periods ended December 31, 2024 and December 31, 2023 is as follows:
i.Gross balance

Gross balances	Software development
MCh$
Balances as of January 1, 2023	378,800
Acquisitions	44,559
Disposals and impairment	—
Other	7,508
Balances as of December 31, 2024	430,867

Balances as of January 1, 2022	351,309
Acquisitions	45,067
Disposals and impairment	(5,415)
Other	(12,161)
Balances as of December 31, 2023	378,800
NOTE 10 - INTANGIBLE ASSETS. continued
ii.Accumulated amortisation

Accumulated amortisation	Software development
MCh$
Balances as of January 1, 2024	(281,249)
Year’s amortisation	(52,982)
Disposals	—
Impairment	—
Other changes	(7,967)
Balances as of December 31, 2024	(342,198)

Balances as of January 1, 2022	(243,520)
Year’s amortization	(53,393)
Disposal	5,415
Impairment	(1,912)
Other changes	12,161
Balances as of December 31, 2023	(281,249)
The Bank has no restriction on intangible assets as of December 31, 2024 and 2023. Additionally, intangible assets have not been pledged as guarantee for fulfillment of financial liabilities, and the Bank has no debt related to Intangible assets as of those dates.